Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Primary Geographical Market and Major Products
For the three months ended June 30	Reportable segments
2023	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	62,678	38,067	18,471	25,285	9,945	154,446
Inter-segment revenue	(30,698)	(25)	(4,658)	(4,267)	(4,741)	(44,389)
Revenue from contracts with customers	31,980	38,042	13,813	21,018	5,204	110,057

Timing of revenue recognition
Goods transferred at a point in time	30,682	38,042	13,813	21,018	5,204	108,759
Services transferred over time	1,298	—	—	—	—	1,298
Total revenue from contracts with customers	31,980	38,042	13,813	21,018	5,204	110,057
For the three months ended June 30	Reportable segments
2022	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	64,883	41,253	22,122	22,666	12,143	163,067
Inter-segment revenue	(31,960)	(1,658)	(5,287)	(5,566)	(6,176)	(50,647)
Revenue from contracts with customers	32,923	39,595	16,835	17,100	5,967	112,420

Timing of revenue recognition
Goods transferred at a point in time	29,045	38,187	14,576	17,100	5,967	104,875
Services transferred over time	3,878	1,408	2,259	—	—	7,545
Total revenue from contracts with customers	32,923	39,595	16,835	17,100	5,967	112,420
For the six months ended June 30	Reportable segments
2023	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	107,432	67,834	33,618	44,994	16,760	270,638
Inter-segment revenue	(50,491)	(236)	(10,239)	(7,954)	(7,499)	(76,419)
Revenue from contracts with customers	56,941	67,598	23,379	37,040	9,261	194,219

Timing of revenue recognition
Goods transferred at a point in time	54,861	67,598	23,379	37,040	9,261	192,139
Services transferred over time	2,080	—	—	—	—	2,080
Total revenue from contracts with customers	56,941	67,598	23,379	37,040	9,261	194,219

For the six months ended June 30	Reportable segments
2022	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	123,038	72,802	37,522	39,191	19,737	292,290
Inter-segment revenue	(64,778)	(1,349)	(9,417)	(9,529)	(9,167)	(94,240)
Revenue from contracts with customers	58,260	71,453	28,105	29,662	10,570	198,050

Timing of revenue recognition
Goods transferred at a point in time	53,531	70,045	25,846	29,210	10,570	189,202
Services transferred over time	4,729	1,408	2,259	452	—	8,848
Total revenue from contracts with customers	58,260	71,453	28,105	29,662	10,570	198,050